Partners' Equity and Net Income Per Unit - Summary of Issuances of Common Units (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Capital Unit [Line Items]
General partner's interest	2.00%
General Partner [Member]
Capital Unit [Line Items]
General partner's interest	2.00%
Limited Partner [Member]
Capital Unit [Line Items]
Issue new common units, limited partner interests	100